Semi-Annual Report

31 March 2015

SPDR® S&P® 500 ETF Trust

A Unit Investment Trust

“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Markets, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Markets, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500 ETF Trust

Schedule of Investments

March 31, 2015 (Unaudited)

Common Stocks	Shares	Value

3M Co.	6,362,657	$1,049,520,272
Abbott Laboratories	15,124,154	700,702,055
AbbVie, Inc.	15,951,316	933,790,039
Accenture PLC (Class A)	6,279,660	588,341,345
ACE, Ltd.	3,281,176	365,818,312
Actavis PLC(a)	3,899,538	1,160,580,500
Adobe Systems, Inc.(a)	4,741,328	350,573,792
ADT Corp.	1,736,391	72,094,954
AES Corp.	6,543,789	84,087,689
Aetna, Inc.	3,519,852	374,969,834
Affiliated Managers Group, Inc.(a)	550,282	118,189,568
AFLAC, Inc.	4,400,910	281,702,249
Agilent Technologies, Inc.	3,365,972	139,856,137
AGL Resources, Inc.	1,178,159	58,495,594
Air Products & Chemicals, Inc.	1,924,553	291,146,378
Airgas, Inc.	661,064	70,145,501
Akamai Technologies, Inc.(a)	1,792,243	127,329,904
Alcoa, Inc.	12,245,819	158,215,981
Alexion Pharmaceuticals, Inc.(a)	2,025,828	351,075,992
Allegheny Technologies, Inc.	1,073,951	32,229,270
Allegion PLC	959,079	58,666,862
Alliance Data Systems Corp.(a)	637,747	188,932,549
Allstate Corp.	4,216,560	300,092,575
Altera Corp.	3,051,764	130,951,193
Altria Group, Inc.	19,778,083	989,299,712
Amazon.com, Inc.(a)	3,816,465	1,420,106,626
Ameren Corp.	2,406,404	101,550,249
American Airlines Group Inc.	7,106,936	375,104,082
American Electric Power Co., Inc.	4,870,140	273,945,375
American Express Co.	8,786,796	686,424,504
American International Group, Inc.	13,758,994	753,855,281
American Tower Corp.	4,235,212	398,745,210
Ameriprise Financial, Inc.	1,849,339	241,967,515
AmerisourceBergen Corp.	2,084,398	236,933,521
AMETEK, Inc.	2,450,467	128,747,536
Amgen, Inc.	7,617,678	1,217,685,828
Amphenol Corp. (Class A)	3,096,410	182,471,441
Anadarko Petroleum Corp.	5,071,480	419,969,259
Analog Devices, Inc.	3,111,531	196,026,453
Anthem Inc.	2,674,853	413,024,052
Aon PLC	2,809,489	270,048,083
Apache Corp.	3,771,262	227,520,236
Apartment Investment & Management Co. (Class A)	1,566,267	61,648,269
Apple, Inc.	58,386,739	7,265,061,934

Common Stocks	Shares	Value

Applied Materials, Inc.	12,313,970	$277,803,163
Archer-Daniels-Midland Co.	6,436,141	305,073,083
Assurant, Inc.	712,453	43,751,739
AT&T, Inc.	52,021,533	1,698,503,052
Autodesk, Inc.(a)	2,274,437	133,372,986
Automatic Data Processing, Inc.	4,763,169	407,917,793
AutoNation, Inc.(a)	747,431	48,082,236
Autozone, Inc.(a)	320,827	218,855,346
Avago Technologies, Ltd.	2,571,000	326,465,580
AvalonBay Communities, Inc.	1,322,975	230,528,394
Avery Dennison Corp.	911,857	48,246,354
Baker Hughes, Inc.	4,348,396	276,471,018
Ball Corp.	1,385,757	97,889,874
Bank of America Corp.	105,438,590	1,622,699,900
Bank of New York Mellon Corp.	11,166,072	449,322,737
Baxter International, Inc.	5,438,243	372,519,645
BB&T Corp.	7,168,625	279,504,689
Becton, Dickinson & Co.	2,092,318	300,435,942
Bed Bath & Beyond, Inc.(a)	1,845,823	141,713,061
Berkshire Hathaway, Inc. (Class B)(a)	18,279,112	2,638,041,444
Best Buy Co., Inc.	2,894,275	109,374,652
Biogen Idec, Inc.(a)	2,352,054	993,131,281
BlackRock, Inc.	1,274,033	466,092,233
Boeing Co.	6,567,177	985,601,924
BorgWarner, Inc.	2,283,319	138,095,133
Boston Properties, Inc.	1,521,806	213,783,307
Boston Scientific Corp.(a)	13,217,484	234,610,341
Bristol-Myers Squibb Co.	16,659,367	1,074,529,171
Broadcom Corp. (Class A)	5,463,061	236,523,226
Brown-Forman Corp. (Class B)	1,577,767	142,551,248
C.H. Robinson Worldwide, Inc.	1,468,383	107,515,003
C.R. Bard, Inc.	745,762	124,803,271
CA, Inc.	3,193,649	104,144,894
Cablevision Systems Corp. (Class A)	2,118,655	38,771,387
Cabot Oil & Gas Corp.	4,173,498	123,243,396
Cameron International Corp.(a)	1,978,015	89,248,037
Campbell Soup Co.	1,782,398	82,970,627
Capital One Financial Corp.	5,567,134	438,801,502
Cardinal Health, Inc.	3,321,967	299,873,961
CarMax, Inc.(a)	2,158,586	148,964,020
Carnival Corp.	4,492,797	214,935,408
Caterpillar, Inc.	6,057,505	484,782,125

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Common Stocks	Shares	Value

CBRE Group, Inc. (Class A)(a)	2,768,182	$107,156,325
CBS Corp. (Class B)	4,587,622	278,147,522
Celgene Corp.(a)	8,024,473	925,061,247
CenterPoint Energy, Inc.	4,250,222	86,747,031
CenturyLink, Inc.	5,682,853	196,342,571
Cerner Corp.(a)	3,028,726	221,884,467
CF Industries Holdings, Inc.	480,434	136,289,517
Charles Schwab Corp.	11,563,865	352,004,051
Chesapeake Energy Corp.	5,184,447	73,411,770
Chevron Corp.	18,846,524	1,978,508,090
Chipotle Mexican Grill, Inc.(a)	310,103	201,734,406
Chubb Corp.	2,314,703	234,016,473
CIGNA Corp.	2,619,068	339,012,162
Cimarex Energy Co.	860,173	98,997,311
Cincinnati Financial Corp.	1,458,920	77,731,258
Cintas Corp.	960,811	78,431,002
Cisco Systems, Inc.	51,189,824	1,408,999,906
Citigroup, Inc.	30,408,677	1,566,655,039
Citrix Systems, Inc.(a)	1,630,552	104,143,356
Clorox Co.	1,314,611	145,119,908
CME Group, Inc.	3,178,116	300,999,366
CMS Energy Corp.	2,753,733	96,132,819
Coach, Inc.	2,734,811	113,303,220
Coca-Cola Co.	39,388,999	1,597,223,909
Coca-Cola Enterprises, Inc.	2,228,633	98,505,579
Cognizant Technology Solutions Corp. (Class A)(a)	6,095,070	380,271,417
Colgate-Palmolive Co.	8,555,616	593,246,413
Comcast Corp. (Class A)	25,473,180	1,438,470,475
Comerica, Inc.	1,803,001	81,369,435
Computer Sciences Corp.	1,406,553	91,819,780
ConAgra Foods, Inc.	4,251,866	155,320,665
ConocoPhillips	12,323,280	767,247,413
CONSOL Energy, Inc.	2,259,266	63,010,929
Consolidated Edison, Inc.	2,908,821	177,438,081
Constellation Brands, Inc. (Class A)(a)	1,668,756	193,926,135
Corning, Inc.	12,883,676	292,201,772
Costco Wholesale Corp.	4,409,670	668,042,957
Crown Castle International Corp.	3,332,061	275,028,315
CSX Corp.	9,968,656	330,161,887
Cummins, Inc.	1,706,404	236,575,851
CVS Health Corp.	11,281,421	1,164,355,461
D.R. Horton, Inc.	3,309,084	94,242,712
Danaher Corp.	6,154,368	522,505,843
Darden Restaurants, Inc.	1,240,379	86,007,880
DaVita, Inc.(a)	1,715,274	139,417,471
Deere & Co.	3,405,411	298,620,491
Delphi Automotive PLC	2,909,997	232,043,161

Common Stocks	Shares	Value

Delta Air Lines, Inc.	8,263,093	$371,508,661
DENTSPLY International, Inc.	1,410,872	71,799,276
Devon Energy Corp.	3,836,116	231,356,156
Diamond Offshore Drilling, Inc.	693,085	18,567,747
DIRECTV(a)	5,039,928	428,897,873
Discover Financial Services	4,483,555	252,648,324
Discovery Communications, Inc. (Class A)(a)	1,482,201	45,592,503
Discovery Communications, Inc. (Class C)(a)	2,723,822	80,284,653
Dollar General Corp.(a)	3,025,616	228,070,934
Dollar Tree, Inc.(a)	2,047,141	166,115,256
Dominion Resources, Inc.	5,894,054	417,711,607
Dover Corp.	1,662,390	114,904,397
Dow Chemical Co.	10,909,342	523,430,229
Dr. Pepper Snapple Group, Inc.	1,950,578	153,081,361
DTE Energy Co.	1,755,321	141,636,851
Duke Energy Corp.	7,081,896	543,747,975
Dun & Bradstreet Corp.	363,283	46,631,006
E*TRADE Financial Corp.(a)	2,841,559	81,140,717
E. I. du Pont de Nemours & Co.	9,082,206	649,105,263
Eastman Chemical Co.	1,489,611	103,170,458
Eaton Corp. PLC	4,742,550	322,208,847
eBay, Inc.(a)	11,040,179	636,797,525
Ecolab, Inc.	2,685,701	307,190,480
Edison International	3,263,848	203,892,585
Edwards Lifesciences Corp.(a)	1,080,627	153,946,122
Electronic Arts, Inc.(a)	3,116,491	183,296,418
Eli Lilly & Co.	9,803,675	712,236,989
EMC Corp.	19,932,030	509,462,687
Emerson Electric Co.	6,869,152	388,931,386
Endo International PLC(a)	1,777,856	159,473,683
Ensco PLC (Class A)	2,318,488	48,850,542
Entergy Corp.	1,788,537	138,593,732
EOG Resources, Inc.	5,486,396	503,047,649
EQT Corp.	1,514,403	125,498,577
Equifax, Inc.	1,204,314	112,001,202
Equinix Inc.	559,388	130,253,496
Equity Residential	3,646,392	283,908,081
Essex Property Trust, Inc.	652,428	149,993,197
Estee Lauder Cos., Inc. (Class A)	2,250,348	187,138,940
Eversource Energy	3,171,578	160,228,121
Exelon Corp.	8,568,050	287,972,160
Expedia, Inc.	991,314	93,312,387
Expeditors International of Washington, Inc.	1,951,547	94,025,534

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Common Stocks	Shares	Value

Express Scripts Holding Co.(a)	7,286,540	$632,253,076
Exxon Mobil Corp.	42,048,369	3,574,111,365
F5 Networks, Inc.(a)	738,157	84,843,766
Facebook, Inc. (Class A)(a)	21,039,701	1,729,779,018
Family Dollar Stores, Inc.	957,042	75,836,008
Fastenal Co.	2,703,325	112,012,271
FedEx Corp.	2,635,561	436,053,567
Fidelity National Information Services, Inc.	2,845,430	193,659,966
Fifth Third Bancorp	8,250,999	155,531,331
First Solar, Inc.(a)	750,351	44,863,486
FirstEnergy Corp.	4,213,934	147,740,526
Fiserv, Inc.(a)	2,392,636	189,975,298
FLIR Systems, Inc.	1,421,525	44,465,302
Flowserve Corp.	1,364,677	77,090,604
Fluor Corp.	1,479,247	84,553,759
FMC Corp.	1,324,573	75,831,804
FMC Technologies, Inc.(a)	2,346,093	86,828,902
Ford Motor Co.	39,638,816	639,770,490
Fossil Group, Inc.(a)	449,964	37,099,532
Franklin Resources, Inc.	3,935,829	201,986,744
Freeport-McMoRan, Inc.	10,323,344	195,627,369
Frontier Communications Corp.	9,938,858	70,068,949
GameStop Corp. (Class A)	1,086,143	41,229,988
Gannett Co., Inc.	2,255,861	83,647,326
Gap, Inc.	2,673,358	115,836,602
Garmin, Ltd.	1,209,603	57,480,335
General Dynamics Corp.	3,150,064	427,558,187
General Electric Co.	100,879,225	2,502,813,572
General Growth Properties, Inc.	6,254,575	184,822,691
General Mills, Inc.	6,047,741	342,302,141
General Motors Co.	13,509,235	506,596,312
Genuine Parts Co.	1,529,259	142,511,646
Genworth Financial, Inc. (Class A)(a)	4,906,912	35,869,527
Gilead Sciences, Inc.(a)	14,930,373	1,465,117,502
Goldman Sachs Group, Inc.	4,054,103	762,049,741
Goodyear Tire & Rubber Co.	2,742,425	74,264,869
Google, Inc. (Class A)(a)	2,862,164	1,587,642,371
Google, Inc. (Class C)(a)	2,868,316	1,571,837,168
H&R Block, Inc.	2,697,950	86,523,257
Halliburton Co.	8,494,983	372,759,854
Hanesbrands Inc.	3,971,084	133,071,025
Harley-Davidson, Inc.	2,146,043	130,350,652
Harman International Industries, Inc.	687,677	91,894,278
Harris Corp.	1,043,877	82,215,753

Common Stocks	Shares	Value

Hartford Financial Services Group, Inc.	4,220,829	$176,515,069
Hasbro, Inc.	1,141,533	72,190,547
HCA Holdings Inc.(a)	2,951,948	222,075,048
HCP, Inc.	4,570,665	197,498,435
Health Care REIT, Inc.	3,502,184	270,928,954
Helmerich & Payne, Inc.	1,080,138	73,524,994
Henry Schein Inc.(a)	840,115	117,296,856
Hershey Co.	1,487,161	150,069,417
Hess Corp.	2,436,483	165,364,101
Hewlett-Packard Co.	18,223,085	567,831,329
Home Depot, Inc.	13,193,472	1,498,910,354
Honeywell International, Inc.	7,836,708	817,447,011
Hormel Foods Corp.	1,339,180	76,132,383
Hospira, Inc.(a)	1,693,719	148,776,277
Host Hotels & Resorts, Inc.	7,514,364	151,639,866
Hudson City Bancorp, Inc.	4,721,260	49,478,805
Humana, Inc.	1,500,277	267,079,312
Huntington Bancshares, Inc.	8,146,622	90,020,173
Illinois Tool Works, Inc.	3,499,988	339,988,834
Ingersoll-Rand PLC	2,672,637	181,953,127
Integrys Energy Group, Inc.	780,922	56,242,002
Intel Corp.	47,481,073	1,484,733,153
Intercontinental Exchange, Inc.(b)	1,128,074	263,145,822
International Business Machines Corp.	9,211,905	1,478,510,752
International Flavors & Fragrances, Inc.	809,469	95,031,661
International Paper Co.	4,239,868	235,270,275
Interpublic Group of Cos., Inc.	4,237,175	93,726,311
Intuit, Inc.	2,774,740	269,038,790
Intuitive Surgical, Inc.(a)	362,758	183,203,673
Invesco, Ltd.	4,311,333	171,116,807
Iron Mountain Inc.	1,824,173	66,545,831
Jacobs Engineering Group, Inc.(a)	1,316,785	59,466,011
JM Smucker Co.	1,015,463	117,519,533
Johnson & Johnson	27,870,999	2,803,822,499
Johnson Controls, Inc.	6,588,889	332,343,561
Joy Global, Inc.	978,706	38,345,701
JPMorgan Chase & Co.	37,414,664	2,266,580,345
Juniper Networks, Inc.	3,625,297	81,859,206
Kansas City Southern	1,095,446	111,823,128
Kellogg Co.	2,522,006	166,326,296
Keurig Green Mountain, Inc.	1,217,480	136,029,040
KeyCorp	8,758,990	124,027,298
Kimberly-Clark Corp.	3,663,927	392,443,221
Kimco Realty Corp.	4,134,786	111,019,004
Kinder Morgan, Inc.	17,079,151	718,349,091

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Common Stocks	Shares	Value

KLA-Tencor Corp.	1,653,203	$96,365,203
Kohl’s Corp.	2,021,802	158,206,006
Kraft Foods Group, Inc.	5,895,006	513,543,448
Kroger Co.	4,914,207	376,723,109
L Brands, Inc.	2,448,398	230,859,447
L-3 Communications Holdings, Inc.	855,290	107,586,929
Laboratory Corp. of America Holdings(a)	1,004,847	126,701,158
Lam Research Corp.	1,590,146	111,683,904
Legg Mason, Inc.	1,016,852	56,130,230
Leggett & Platt, Inc.	1,365,974	62,957,742
Lennar Corp. (Class A)	1,745,278	90,422,853
Leucadia National Corp.	3,108,450	69,287,351
Level 3 Communications Inc.(a)	2,873,456	154,706,871
Lincoln National Corp.	2,604,960	149,681,002
Linear Technology Corp.	2,361,297	110,508,700
Lockheed Martin Corp.	2,689,546	545,870,256
Loews Corp.	2,995,871	122,321,413
Lorillard, Inc.	3,584,591	234,253,022
Lowe’s Cos., Inc.	9,735,828	724,248,245
LyondellBasell Industries NV (Class A)	3,972,052	348,746,166
M & T Bank Corp.	1,323,101	168,033,827
Macerich Co.	1,392,556	117,434,247
Macy’s, Inc.	3,469,202	225,185,902
Mallinckrodt PLC(a)	1,160,774	147,012,027
Marathon Oil Corp.	6,716,580	175,369,904
Marathon Petroleum Corp.	2,737,848	280,328,257
Marriott International, Inc. (Class A)	2,079,528	167,027,689
Marsh & McLennan Cos., Inc.	5,413,771	303,658,415
Martin Marietta Materials, Inc.	619,623	86,623,295
Masco Corp.	3,555,756	94,938,685
MasterCard, Inc. (Class A)	9,813,101	847,753,795
Mattel, Inc.	3,362,689	76,837,444
McCormick & Co., Inc.	1,295,135	99,867,860
McDonald’s Corp.	9,634,619	938,797,275
McGraw-Hill Cos., Inc.	2,741,319	283,452,385
McKesson Corp.	2,333,900	527,928,180
Mead Johnson Nutrition Co.	2,027,849	203,859,660
MeadWestvaco Corp.	1,678,262	83,694,926
Medtronic PLC	14,283,111	1,113,939,827
Merck & Co., Inc.	28,449,150	1,635,257,142
MetLife, Inc.	11,202,449	566,283,797
Michael Kors Holdings, Ltd.(a)	2,039,533	134,099,295
Microchip Technology, Inc.	1,978,806	96,763,613
Micron Technology, Inc.(a)	10,743,174	291,462,311
Microsoft Corp.	82,232,240	3,343,151,717

Common Stocks	Shares	Value

Mohawk Industries, Inc.(a)	620,709	$115,296,697
Molson Coors Brewing Co. (Class B)	1,594,378	118,701,442
Mondelez International, Inc. (Class A)	16,536,514	596,802,790
Monsanto Co.	4,846,792	545,457,972
Monster Beverage Corp.(a)	1,465,670	202,841,400
Moody’s Corp.	1,782,986	185,073,947
Morgan Stanley	15,451,796	551,474,599
Mosaic Co.	3,179,214	146,434,597
Motorola Solutions, Inc.	1,906,264	127,090,621
Murphy Oil Corp.	1,663,179	77,504,141
Mylan NV(a)	3,747,902	222,437,984
NASDAQ OMX Group, Inc.	1,151,732	58,669,228
National-Oilwell Varco, Inc.	4,111,316	205,524,687
Navient Corp.	4,110,279	83,561,972
NetApp, Inc.	3,120,270	110,644,774
Netflix, Inc.(a)	606,524	252,732,486
Newell Rubbermaid, Inc.	2,736,085	106,898,841
Newfield Exploration Co.(a)	1,611,133	56,534,657
Newmont Mining Corp.	4,927,627	106,978,782
News Corp. (Class A)(a)	4,927,867	78,895,151
NextEra Energy, Inc.	4,443,896	462,387,379
Nielsen Holdings NV	3,247,413	144,737,197
NIKE, Inc. (Class B)	7,013,333	703,647,700
NiSource, Inc.	3,169,743	139,975,851
Noble Corp. PLC	2,517,998	35,957,011
Noble Energy, Inc.	3,875,806	189,526,913
Nordstrom, Inc.	1,419,767	114,035,685
Norfolk Southern Corp.	3,080,412	317,036,003
Northern Trust Corp.	2,205,316	153,600,259
Northrop Grumman Corp.	1,988,977	320,145,738
NRG Energy, Inc.	3,364,383	84,748,808
Nucor Corp.	3,151,010	149,767,505
NVIDIA Corp.	5,139,019	107,533,973
O’Reilly Automotive, Inc.(a)	1,018,357	220,209,518
Occidental Petroleum Corp.	7,774,360	567,528,280
Omnicom Group, Inc.	2,484,828	193,766,887
Oneok, Inc.	2,076,237	100,157,673
Oracle Corp.	32,134,789	1,386,616,145
Owens-Illinois, Inc.(a)	1,637,777	38,192,960
PACCAR, Inc.	3,541,445	223,606,837
Pall Corp.	1,064,891	106,904,407
Parker-Hannifin Corp.	1,428,898	169,724,504
Patterson Cos., Inc.	833,325	40,657,927
Paychex, Inc.	3,262,414	161,864,671
Pentair PLC	1,873,216	117,806,554
People’s United Financial, Inc.	3,149,981	47,879,711
Pepco Holdings, Inc.	2,469,799	66,264,707
PepsiCo, Inc.	14,859,520	1,420,867,302

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Common Stocks	Shares	Value

PerkinElmer, Inc.	1,106,810	$56,602,263
Perrigo Co. PLC	1,403,029	232,271,451
Pfizer, Inc.	61,450,486	2,137,862,408
PG&E Corp.	4,751,039	252,137,640
Philip Morris International, Inc.	15,552,183	1,171,545,945
Phillips 66	5,449,052	428,295,487
Pinnacle West Capital Corp.	1,090,393	69,512,554
Pioneer Natural Resources Co.	1,484,113	242,667,317
Pitney Bowes, Inc.	1,983,405	46,253,005
Plum Creek Timber Co., Inc.	1,749,903	76,033,285
PNC Financial Services Group, Inc.	5,219,232	486,641,192
PPG Industries, Inc.	1,374,348	309,970,448
PPL Corp.	6,623,699	222,953,708
Praxair, Inc.	2,911,407	351,523,281
Precision Castparts Corp.	1,430,854	300,479,340
priceline.com, Inc.(a)	523,267	609,161,278
Principal Financial Group, Inc.	2,711,634	139,296,639
Procter & Gamble Co.	27,042,047	2,215,825,331
Progressive Corp.	5,369,164	146,041,261
ProLogis, Inc.	5,131,543	223,530,013
Prudential Financial, Inc.	4,589,031	368,545,080
Public Service Enterprise Group, Inc.	5,066,170	212,373,846
Public Storage, Inc.	1,443,656	284,602,344
Pulte Group, Inc.	3,380,546	75,149,538
PVH Corp.	821,557	87,545,114
QEP Resources, Inc.	1,658,402	34,577,682
QUALCOMM, Inc.	16,535,287	1,146,556,801
Quanta Services, Inc.(a)	2,164,165	61,743,627
Quest Diagnostics, Inc.	1,447,668	111,253,286
Ralph Lauren Corp.	605,964	79,684,266
Range Resources Corp.	1,686,110	87,745,164
Raytheon Co.	3,086,403	337,189,528
Red Hat, Inc.(a)	1,880,685	142,461,889
Regeneron Pharmaceuticals, Inc.(a)	741,490	334,767,905
Regions Financial Corp.	13,787,903	130,295,683
Republic Services, Inc.	2,525,082	102,417,326
Reynolds American, Inc.	3,069,844	211,542,950
Robert Half International, Inc.	1,373,320	83,113,326
Rockwell Automation, Inc.	1,358,939	157,623,335
Rockwell Collins, Inc.	1,341,777	129,548,569
Roper Industries, Inc.	995,691	171,258,852
Ross Stores, Inc.	2,097,135	220,954,144
Royal Caribbean Cruises Ltd.	1,665,684	136,336,235
Ryder System, Inc.	517,386	49,094,758
Salesforce.com, Inc.(a)	6,062,611	405,043,041
SanDisk Corp.	2,136,051	135,895,565
SCANA Corp.	1,427,607	78,504,109

Common Stocks	Shares	Value

Schlumberger, Ltd.	12,784,077	$1,066,703,385
Scripps Networks Interactive (Class A)	1,017,361	69,750,270
Seagate Technology PLC	3,265,494	169,903,653
Sealed Air Corp.	2,117,069	96,453,664
Sempra Energy	2,307,522	251,566,048
Sherwin-Williams Co.	818,264	232,796,108
Sigma-Aldrich Corp.	1,185,954	163,958,140
Simon Property Group, Inc.	3,111,867	608,805,660
Skyworks Solutions Inc.	1,923,158	189,027,200
SL Green Realty Corp.	976,804	125,402,098
Snap-on, Inc.	580,268	85,334,212
Southern Co.	9,118,621	403,772,538
Southwest Airlines Co.	6,797,111	301,112,017
Southwestern Energy Co.(a)	3,852,776	89,345,875
Spectra Energy Corp.	6,693,666	242,109,899
St. Jude Medical, Inc.	2,864,436	187,334,114
Stanley Black & Decker, Inc.	1,568,747	149,595,714
Staples, Inc.	6,426,449	104,654,722
Starbucks Corp.	7,514,983	711,668,890
Starwood Hotels & Resorts Worldwide, Inc.	1,721,456	143,741,576
State Street Corp.(c)	4,183,114	307,584,372
Stericycle, Inc.(a)	844,646	118,613,638
Stryker Corp.	2,986,236	275,480,271
SunTrust Banks, Inc.	5,221,379	214,546,463
Symantec Corp.	6,897,438	161,158,639
Sysco Corp.	5,883,475	221,983,512
T. Rowe Price Group, Inc.	2,610,395	211,389,787
Target Corp.	6,373,321	523,058,454
TE Connectivity, Ltd.	4,068,248	291,367,922
TECO Energy, Inc.	2,326,602	45,136,079
Tenet Healthcare Corp.(a)	986,041	48,818,890
Teradata Corp.(a)	1,455,571	64,248,904
Tesoro Corp.	1,264,509	115,437,027
Texas Instruments, Inc.	10,497,082	600,275,634
Textron, Inc.	2,785,940	123,500,720
Thermo Fisher Scientific, Inc.	3,977,138	534,288,719
Tiffany & Co.	1,107,785	97,496,158
Time Warner Cable, Inc.	2,806,468	420,633,424
Time Warner, Inc.	8,325,663	703,018,984
TJX Cos., Inc.	6,843,357	479,377,158
Torchmark Corp.	1,305,575	71,702,179
Total System Services, Inc.	1,655,804	63,168,923
Tractor Supply Co.	1,372,280	116,726,137
Transocean, Ltd.	3,395,172	49,807,173
Travelers Cos., Inc.	3,222,396	348,437,679
TripAdvisor, Inc.(a)	1,096,563	91,201,145
Twenty-First Century Fox, Inc. (Class A)	18,330,018	620,287,809
Tyco International Plc	4,164,937	179,342,187

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

Common Stocks	Shares	Value

Tyson Foods, Inc. (Class A)	2,935,166	$112,416,858
U.S. Bancorp	17,918,918	782,519,149
Under Armour, Inc. (Class A)(a)	1,657,623	133,853,057
Union Pacific Corp.	8,833,997	956,810,215
United Parcel Service, Inc. (Class B)	6,982,731	676,905,943
United Rentals, Inc.(a)	998,286	91,003,752
United Technologies Corp.	8,285,114	971,015,361
UnitedHealth Group, Inc.	9,559,470	1,130,789,706
Universal Health Services, Inc. (Class B)	901,923	106,165,356
Unum Group	2,543,666	85,797,854
Urban Outfitters, Inc.(a)	1,021,418	46,627,732
V.F. Corp.	3,436,346	258,791,217
Valero Energy Corp.	5,222,162	332,233,946
Varian Medical Systems, Inc.(a)	1,001,268	94,209,306
Ventas, Inc.	3,314,017	241,989,521
VeriSign, Inc.(a)	1,092,754	73,181,735
Verizon Communications, Inc.	41,649,482	2,025,414,310
Vertex Pharmaceuticals, Inc.(a)	2,426,711	286,279,097
Viacom, Inc. (Class B)	3,712,475	253,562,042
Visa, Inc. (Class A)	19,445,542	1,271,932,902
Vornado Realty Trust	1,739,818	194,859,616
Vulcan Materials Co.	1,317,760	111,087,168
W.W. Grainger, Inc.	606,964	143,128,181
Wal-Mart Stores, Inc.	15,814,245	1,300,721,651
Walgreens Boots Alliance Inc.	8,716,690	738,129,309
Walt Disney Co.	15,671,299	1,643,762,552
Waste Management, Inc.	4,264,567	231,267,468
Waters Corp.(a)	843,839	104,906,064

Common Stocks	Shares	Value

Wells Fargo & Co.	46,998,330	$2,556,709,152
Western Digital Corp.	2,198,544	200,089,489
Western Union Co.	5,230,856	108,854,113
Weyerhaeuser Co.	5,264,912	174,531,833
Whirlpool Corp.	778,431	157,289,768
Whole Foods Market, Inc.	3,607,976	187,903,390
Williams Cos., Inc.	6,746,940	341,327,695
Windstream Holdings, Inc.	5,904,629	43,694,255
Wisconsin Energy Corp.	2,243,529	111,054,686
Wyndham Worldwide Corp.	1,234,641	111,697,971
Wynn Resorts, Ltd.	807,136	101,602,280
Xcel Energy, Inc.	5,007,259	174,302,686
Xerox Corp.	10,481,601	134,688,573
Xilinx, Inc.	2,675,463	113,172,085
XL Group PLC	2,584,956	95,126,381
Xylem, Inc.	1,828,620	64,038,272
Yahoo!, Inc.(a)	8,726,989	387,783,756
Yum! Brands, Inc.	4,386,952	345,340,861
Zimmer Holdings, Inc.	1,702,676	200,098,484
Zions Bancorporation	2,025,555	54,689,985
Zoetis, Inc.	5,021,119	232,427,599

Total Common Stocks(d) (Cost $183,510,465,748)		$183,471,955,527

(a)	Non-income producing security
(b)	Affiliate of the Sponsor. See the table below for more information.
(c)	Affiliate of the Trustee. See the table below for more information.
(d)	The values of the securities of the Trust are determined based on Level 1 inputs (Note 2)

REIT = Real Estate Investment Trust

PLC = Public Limited Company

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR

SPDR S&P 500 ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at March 31, 2015, and for the period then ended are (Note 3):

	Number of Shares Held at 9/30/14	Cost at 9/30/14	Value at 9/30/14	Purchased*		Sold*		Number of Shares Held at 3/31/15	Value at 3/31/15	Dividend Income	Realized Gain
				Cost	Shares	Proceeds	Shares
State Street Corp.	4,345,108	$304,063,006	$319,843,400	$181,017,273	2,385,927	$189,032,071	2,547,921	4,183,114	$307,584,372	$2,759,373	$13,662,280
Intercontinental Exchange, Inc.	1,163,922	237,253,071	227,022,986	140,850,107	641,735	147,807,325	677,583	1,128,074	263,145,822	1,537,366	13,751,196

*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Schedule of Investments (continued)

March 31, 2015 (Unaudited)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2015*

INDUSTRY	PERCENT OF NET ASSETS**
Oil, Gas & Consumable Fuels	6.71%
Pharmaceuticals	6.70
Technology Hardware, Storage & Peripherals	4.88
Insurance	4.12
Media	3.68
Software	3.58
Diversified Financial Services	3.45
Internet Software & Services	3.40
IT Services	3.36
Biotechnology	3.03
Health Care Providers & Services	2.80
Banks	2.79
Aerospace & Defense	2.76
Food & Staples Retailing	2.54
Real Estate Investment Trusts (REITs)	2.53
Specialty Retail	2.48
Semiconductors & Semiconductor Equipment	2.40
Chemicals	2.37
Diversified Telecommunication Services	2.28
Capital Markets	2.25
Industrial Conglomerates	2.22
Beverages	2.14
Household Products	1.82
Health Care Equipment & Supplies	1.80
Hotels, Restaurants & Leisure	1.72
Food Products	1.66
Electric Utilities	1.62
Communications Equipment	1.60
Machinery	1.46
Tobacco	1.42
Internet & Catalog Retail	1.34
Multi-Utilities	1.28
Energy Equipment & Services	1.27
Road & Rail	0.96
Textiles, Apparel & Luxury Goods	0.92
Multiline Retail	0.81
Consumer Finance	0.80
Air Freight & Logistics	0.72
Automobiles	0.69
Electrical Equipment	0.64
Airlines	0.57
Commercial Services & Supplies	0.48
Household Durables	0.46
Life Sciences Tools & Services	0.45
Electronic Equipment, Instruments & Components	0.44
Auto Components	0.42
Metals & Mining	0.35

INDUSTRY	PERCENT OF NET ASSETS**
Professional Services	0.21%
Trading Companies & Distributors	0.19
Paper & Forest Products	0.17
Containers & Packaging	0.13
Health Care Technology	0.12
Construction & Engineering	0.11
Construction Materials	0.11
Personal Products	0.10
Independent Power & Renewable Electricity Producers	0.09
Gas Utilities	0.09
Building Products	0.08
Leisure Products	0.08
Distributors	0.08
Real Estate Management & Development	0.06
Thrifts & Mortgage Finance	0.05
Diversified Consumer Services	0.05
Other Assets & Liabilities	0.11

Total	100.00%

*	SPDR S&P 500 ETF Trust’s industry breakdown is expressed as a percent of net assets and may change over time.

**	Each security is valued based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statement of Assets and Liabilities

March 31, 2015 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value	$182,901,225,333
Investments in affiliates of the Trustee and the Sponsor, at value	570,730,194

Total investments	183,471,955,527
Cash	866,781,690
Dividends receivable — unaffiliated issuers net of withholding tax	231,008,938
Dividends receivable — affiliated issuers	1,270,962

Total Assets	184,571,017,117

LIABILITIES
Payable for units of fractional undivided interest (“Units”) redeemed in-kind	2,014,019
Income distribution payable	861,029,144
Accrued Trustee expense (Note 3)	6,795,139
Accrued marketing expense (Note 3)	7,357,963
Accrued expenses and other liabilities	24,958,903

Total Liabilities	902,155,168

NET ASSETS	$183,668,861,949

NET ASSETS CONSIST OF:
Paid in Capital (Note 4)	$190,664,638,601
Distribution in excess of net investment income	(812,709,777)
Accumulated net realized loss on investments	(6,144,556,654)
Net unrealized depreciation on investments	(38,510,221)

NET ASSETS	$183,668,861,949

NET ASSET VALUE PER UNIT	$206.49

UNITS OUTSTANDING, UNLIMITED UNITS AUTHORIZED	889,482,116

COST OF INVESTMENTS:
Unaffiliated issuers	$182,956,708,211
Affiliates of the Trustee and the Sponsor (Note 3)	553,757,537

Total Cost of Investments	$183,510,465,748

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Operations

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012
INVESTMENT INCOME
Dividend income — unaffiliated issuers	$2,046,753,114	$3,282,246,167	$2,928,179,277	$2,135,559,412
Dividend income — affiliates of the Trustee and the Sponsor	4,296,739	7,737,949	7,182,288	6,306,634
Foreign taxes withheld	(248,119)	(55,714)	(2,155,873)	—

Total Investment Income	2,050,801,734	3,289,928,402	2,933,205,692	2,141,866,046

EXPENSES
Trustee expense (Note 3)	55,320,487	94,051,423	74,263,542	55,224,103
S&P license fee (Note 3)	29,085,185	49,409,863	39,725,196	30,163,235
Marketing expense (Note 3)	19,190,672	32,539,910	26,083,464	19,708,823
Legal and audit services	348,938	31,642	475,897	895,131
Other expenses	1,445,928	2,594,912	3,081,480	2,692,302

Total Expenses	105,391,210	178,627,750	143,629,579	108,683,594
Trustee expense waiver	(14,568,187)	(24,863,548)	(20,385,210)	(15,559,404)

Net Expenses	90,823,023	153,764,202	123,244,369	93,124,190

NET INVESTMENT INCOME	1,959,978,711	3,136,164,200	2,809,961,323	2,048,741,856

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investment transactions — unaffiliated issuers	12,426,625,511	19,553,859,588	16,411,092,129	8,742,019,176
Investment transactions — affiliates of the Trustee and the Sponsor	27,413,476	71,893,864	75,913,401	(418,387)
Net change in unrealized appreciation (depreciation) on:
Investment transactions — unaffiliated issuers	(4,737,091,707)	4,246,483,070	2,965,943,531	13,032,032,478
Investment transactions — affiliates of the Trustee and the Sponsor	11,422,348	(15,568,822)	65,931,190	35,928,935

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	7,728,369,628	23,856,667,700	19,518,880,251	21,809,562,202

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,688,348,339	$26,992,831,900	$22,328,841,574	$23,858,304,058

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2015 (Unaudited)	For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$1,959,978,711	$3,136,164,200	$2,809,961,323	$2,048,741,856
Net realized gain (loss) on investment transactions	12,454,038,987	19,625,753,452	16,487,005,530	8,741,600,789
Net change in unrealized appreciation (depreciation) on investment transactions	(4,725,669,359)	4,230,914,248	3,031,874,721	13,067,961,413

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	9,688,348,339	26,992,831,900	22,328,841,574	23,858,304,058

NET EQUALIZATION CREDITS AND CHARGES	15,756,441	62,384,940	69,879,138	115,422,459

DISTRIBUTIONS TO UNITHOLDERS FROM NET INVESTMENT INCOME	(1,968,293,545)	(3,236,399,773)	(2,898,906,428)	(2,209,395,148)

INCREASE IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	231,991,559,819	384,831,248,199	421,569,465,638	412,781,633,972
Cost of Units redeemed	(235,958,149,100)	(373,296,420,608)	(414,539,883,142)	(397,131,183,744)
Net income equalization (Note 2)	(15,756,441)	(62,384,940)	(69,879,138)	(115,422,459)

NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	(3,982,345,722)	11,472,442,651	6,959,703,358	15,535,027,769

NET INCREASE IN NET ASSETS DURING THE PERIOD	3,753,465,513	35,291,259,718	26,459,517,642	37,299,359,138
NET ASSETS AT BEGINNING OF PERIOD	179,915,396,436	144,624,136,718	118,164,619,076	80,865,259,938

NET ASSETS AT END OF PERIOD*	$183,668,861,949	$179,915,396,436	$144,624,136,718	$118,164,619,076

UNIT TRANSACTIONS:
Units sold	1,137,450,000	2,061,700,000	2,724,700,000	3,116,800,000
Units redeemed	(1,161,350,000)	(2,009,400,000)	(2,684,200,000)	(3,011,050,000)

NET INCREASE (DECREASE)	(23,900,000)	52,300,000	40,500,000	105,750,000

*Includes undistributed (distributions in excess of) net investment income	$(812,709,777)	$(804,394,943)	$(704,159,370)	$(615,214,265)

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Financial Highlights

Selected data for a Unit outstanding throughout each period

	For the Six Months Ended March 31, 2015 (Unaudited)		For the Year Ended September 30, 2014	For the Year Ended September 30, 2013	For the Year Ended September 30, 2012	For the Year Ended September 30, 2011	For the Year Ended September 30, 2010
Net asset value, beginning of period	$196.98		$167.96	$144.00	$113.12	$114.13	$105.73

Investment Operations:
Net investment income(1)	2.08		3.60	3.36	2.77	2.42	2.20
Net realized and unrealized gain (loss) on investments	9.48		29.03	23.91	30.80	(1.16)	8.24

Total from investment operations	11.56		32.63	27.27	33.57	1.26	10.44

Net equalization credits and charges(1)	0.02		0.07	0.08	0.16	0.19	0.16

Less distributions from:
Net investment income	(2.07)		(3.68)	(3.39)	(2.85)	(2.46)	(2.20)

Net asset value, end of period	$206.49		$196.98	$167.96	$144.00	$113.12	$114.13

Total return(2)	5.90%		19.57%	19.09%	29.96%	1.01%	10.08%

Ratios and supplemental data
Ratio to average net assets:
Net investment income	2.04	%(3)	1.93%	2.15%	2.08%	1.92%	1.98%
Total expenses(4)	0.09	%(3)	0.09%	0.09%	0.09%	0.09%	0.09%
Total expenses excluding Trustee earnings credit	0.11	%(3)	0.11%	0.11%	0.11%	0.11%	0.11%
Total expenses excluding Trustee earnings credit and fee waivers	0.11	%(3)	0.11%	0.11%	0.11%	0.11%	0.11%
Portfolio turnover rate(5)	1.37%		3.54%	2.99%	3.80%	3.72%	5.38%
Net assets, end of period (000’s)	$183,668,862		$179,915,396	$144,624,137	$118,164,619	$80,865,260	$78,190,881

(1)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the period.
(2)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.
(3)	Annualized
(4)	Net of expenses waived by the Trustee.
(5)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions of Units.

See accompanying notes to financial statements.

SPDR S&P 500 ETF Trust

Notes to Financial Statements

March 31, 2015 (Unaudited)

Note 1 — Organization

SPDR S&P 500 ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500® Index (the “S&P 500 Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), PDR Services, LLC, as sponsor of the Trust (the “Sponsor”), and State Street Bank and Trust Company, as trustee of the Trust (the “Trustee”), are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of material loss to be remote.

On November 12, 2013, Intercontinental Exchange, Inc. (formerly known as IntercontinentalExchange Group, Inc. (“ICE”) announced the completion of its acquisition of NYSE Holdings LLC (the parent company of the Sponsor, formerly known as NYSE Euronext Holdings LLC) (“NYSE Holdings”). Upon the closing of the acquisition, Intercontinental Exchange Holdings, Inc. (formerly known as IntercontinentalExchange, Inc.) and NYSE Holdings became wholly owned subsidiaries of ICE. As the parent company, ICE is the publicly traded entity, trading on the New York Stock Exchange under the symbol “ICE.”

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The financial statements are presented in United States dollars.

Security Valuation

The value of the Trust’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Trustee believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Trustee has adopted procedures concerning securities valuation pursuant to which an Oversight Committee makes determinations as to whether market quotations are not readily available or do not otherwise accurately reflect the fair value of the security. The Oversight Committee, or a subgroup thereof, subject to oversight by the Trustee, may use fair value pricing in a variety of circumstances,

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Note 2 — Significant Accounting Policies – (continued)

including but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Trust continues to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Trust’s net assets are computed and that may materially affect the value of the Trust’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate the Trust’s NAV and the prices used by the S&P 500 Index, which, in turn, could result in a difference between the Trust’s performance and the performance of the S&P 500 Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The types of inputs used to value each security are identified in the Schedule of Investments, which also includes a breakdown of the Trust’s investments by industry.

The Trust did not hold any investments valued using Level 2 or Level 3 inputs as of March 31, 2015 and did not have any transfers between levels for the six months ended March 31, 2015.

Investment Risk

The Trust’s investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of a Unit will decline, more or less, in correlation with any decline in

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Note 2 — Significant Accounting Policies – (continued)

value of the S&P 500 Index. The values of equity securities could decline generally or could underperform other investments. The Trust would not sell an equity security because the security’s issuer was in financial trouble unless that security was removed from the S&P 500 Index.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Dividend income, which may be subject to withholding tax, is recorded on the ex-dividend date.

Distributions to Unitholders

The Trust declares and distributes dividends from net investment income to its holders of Units (“Unitholders”) quarterly. The Trust declares and distributes net realized capital gains, if any, at least annually.

Equalization

The Trust follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust’s Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust’s Units. Amounts related to Equalization can be found on the Statement of Changes in Net Assets.

U.S. Federal Income Tax and Certain Other Tax Matters

For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”) and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income determined prior to the deduction for dividends paid by the Trust” (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes substantially all of its ordinary income and capital gains during each calendar year, the Trust will not be subject to U.S. federal excise tax.

Accounting Standards Codification 740, Income Taxes (“ASC 740”) established financial accounting and disclosure requirements for recognition and measurement of tax positions taken, and whether those tax positions are more likely than not to be sustained upon examination by the applicable taxing authority based on the technical merits of the position. The Trust has not recognized any liabilities relating to tax positions considered to be uncertain tax positions for the current year or prior years. The Trust may be subject to potential examinations by certain taxing authorities for all open tax years (the current and prior years, as applicable). Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Trust’s investments may change over time based on factors including, but not limited, to new tax laws, regulations, and interpretations thereof.

The Trust has reviewed the tax positions for the open tax years as of September 30, 2014 and has determined that no provision for income tax is required in the Trust’s financial statements. The Trust’s U.S. federal tax returns for the prior three fiscal years remain subject to examination by the Trust’s major tax jurisdictions, which include the

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Note 2 — Significant Accounting Policies – (continued)

United States of America and the State of New York. The Trust would recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ending September 30, 2014.

At September 30, 2014, the Trust had the following capital loss carryforwards that may be utilized to offset any net realized gains, expiring September 30 of the year indicated:

2015	$1,056,971,322
2016	917,820,735
2017	2,553,965,847
2018	188,539,023
Non-Expiring – Short Term	416,362,178
Non-Expiring – Long Term	1,096,002,821

During the tax year ended September 30, 2014, the Trust utilized capital loss carryforwards of $0 and had $1,174,140,896 of capital loss carryforwards expire.

During the six months ended March 31, 2015, the Trust reclassified $12,360,341,438 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities. At March 31, 2015, the cost of investments for U.S. federal income tax purposes was $183,510,465,748. Gross unrealized appreciation was $9,474,095,210 and gross unrealized depreciation was $9,512,605,431, resulting in net unrealized depreciation of $38,510,221.

Net capital losses realized by the Trust after October 31 and ordinary losses realized by the Trust after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Trust elected for U.S. federal income tax purposes to defer the following current year post October 31 and post December 31 losses, as applicable, as though the losses were incurred on the first day of the next fiscal year:

Post October Loss Deferral	$0
Late Year Ordinary Loss Deferral	0

Note 3 — Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, the Trustee maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500 Index. For these services, the Trustee received a fee at the following annual rates for the six months ended March 31, 2015:

Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999	0.10% per annum plus or minus the Adjustment Amount
$500,000,000 – $2,499,999,999	0.08% per annum plus or minus the Adjustment Amount
$2,500,000,000 and above	0.06% per annum plus or minus the Adjustment Amount

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Note 3 — Transactions with the Trustee and Sponsor – (continued)

The Adjustment Amount is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the six months ended March 31, 2015, the Adjustment Amount reduced the Trustee’s fee by $2,550,707. The Adjustment Amount included an excess of net transaction fees from processing orders of $2,227,058 and a Trustee earnings credit of $323,649.

The Trustee has voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2016, so that the total operating expenses would not exceed 0.0945% per annum of the daily NAV of the Trust. The total amount of such waivers by the Trustee for the years ended September 30, 2012, September 30, 2013, September 30, 2014 and the six months ended March 31, 2015 are identified in the Statements of Operations. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods and the Trustee may discontinue the voluntary waiver.

S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Markets, LLC (“SSGM” or the “Marketing Agent”) have entered into a License Agreement. The License Agreement grants SSGM, an affiliate of the Trustee, a license to use the S&P 500 Index and to use certain trade names and trademarks of S&P in connection with the Trust. The S&P 500 Index also serves as a basis for determining the composition of the Trust’s portfolio. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”) have each received a sublicense from SSGM for the use of the S&P 500 Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on December 31, 2017, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual license fee of $600,000.

The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.

Investments in Affiliates of the Trustee and the Sponsor

SPDR S&P 500 ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee, and Intercontinental Group, Inc., which is considered an affiliate of the Sponsor. Such investments were made according to the representative portion of the S&P 500 Index. The market value of these investments at March 31, 2015 is listed in the Schedule of Investments.

Note 4 — Unitholder Transactions

Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the

SPDR S&P 500 ETF Trust

Notes to Financial Statements (continued)

March 31, 2015 (Unaudited)

Note 4 — Unitholder Transactions – (continued)

undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. There is a transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (“Transaction Fee”). The Transaction Fee is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $3,000 or 0.10% (10 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the S&P 500 Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.

Note 5 — Investment Transactions

For the six months ended March 31, 2015, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $102,685,862,769, $106,673,570,860, $3,339,034,643, and $2,623,949,942, respectively. Net realized gain (loss) on investment transactions in the Statements of Operations includes net gains resulting from in-kind transactions of $12,360,341,438.

SPDR S&P 500 ETF Trust

Other Information

March 31, 2015 (Unaudited)

Comparison of Total Returns Based on NAV and Bid/Ask Price (1)

The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ ask price and the performance of the S&P 500 Index. Past performance is not necessarily an indication of how the Trust will perform in the future. The return based on NAV shown in the table below reflects the impact of a fee waiver and, without this waiver, returns would have been lower.

Cumulative Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust
Return Based on NAV	12.62%	95.03%	114.01%
Return Based on Bid/Ask Price	12.58%	95.00%	114.07%
S&P 500 Index	12.73%	96.50%	116.10%

Average Annual Total Return

	1 Year	5 Year	10 Year
SPDR S&P 500 ETF Trust
Return Based on NAV	12.62%	14.29%	7.91%
Return Based on Bid/Ask Price	12.58%	14.29%	7.91%
S&P 500 Index	12.73%	14.47%	8.01%

(1)	Currently, the bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m. Through November 28, 2008, the bid/ask price was the midpoint of the best bid and best offer prices on NYSE Alternext US (formerly the American Stock Exchange and now NYSE MKT) at the close of trading, ordinarily 4:00 p.m.

SPDR S&P 500 ETF Trust

(Unaudited)

Sponsor

PDR Services LLC

c/o NYSE Holdings LLC

11 Wall Street

New York, NY 10005

Trustee

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Distributor

ALPS Distributors, Inc.

1290 Broadway Suite 1100

Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

125 High Street

Boston, MA 02110

SPDRSAR

IBG — 15150